Share-based Compensation - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Weighted average share price	$ 9.73	$ 9.52
Share-based compensation	$ 40.4	$ 75.6
Share-based compensation expense capitalized from continuing operations	5.4	13.3
Share-based compensation expense capitalized	(5.7)	(14.7)
Current portion of long-term compensation liability	(37.5)	(49.1)
Non-current Liabilities From Share-based Payment Transactions	$ (31.0)	$ (40.8)